Leases (Tables) (Allied Integral United Inc) - Allied Integral United Inc [Member]	12 Months Ended
Dec. 31, 2020
Schedule of Lease Cost

For the year ended December 31, 2020, the lease costs recorded in the consolidated statement of operations are as follows:

	For the years ended December 31,
	2020	2019
Lease costs:
Operating lease costs	$4,545,660	$4,957,539
Short-term lease costs	95,184	64,657
Total lease costs	$4,640,844	$5,022,196

Schedule Maturity Operating Lease Payments

The following table summarizes the maturity of the Company’s operating lease liabilities as of December 31, 2020:

Year ending December 31,	Operating Leases
2021	$3,934,567
2022	4,026,961
2023	4,121,550
2024	4,218,384
2025	4,310,799
Thereafter	49,218,168
Total minimum lease payments	69,830,429
Less: amounts representing interest	31,423,222
Present value of future minimum lease payments	38,407,207
Less current portion	790,126
Non-current lease liabilities	$37,617,081